UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3652


Signature, Place, and Date of Signing:

/s/ Thomas C. Wagner         Minnetonka, Minnesota       May 16, 2011


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $319,819
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                TITLE              CUSIP       VALUE       SHARES/  SH/    PUT/   INVSTMT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           NUMBER     (x1000)      PRN AMT  PRN    CALL   DSCRETN  MANAGERS  SOLE  SHRD NONE
BAKER HUGHES INC                CALL               057224107      2236       32500   SH    CALL     Sole                      32500
BMB MUNAI INC                   COM                09656A105       263      276822   SH             Sole                     276822
COMCAST CORP NEW                CL A SPL           20030N200     76396     3316520   SH             Sole                    3316520
DEMANDTEC INC                   COM NEW            24802R506     28554     2169769   SH             Sole                    2169769
FRONTLINE LTD                   PUT                G3682E127       495       20000   SH    PUT      Sole                      20000
HEICO CORP NEW                  CL A               422806208      6696      149025   SH             Sole                     149025
ISHARES TR                      MSCI EMERG MKT     464287234      2434       50000   SH             Sole                      50000
ISHARES TR                      PUT                464287655     41664      495000   SH    PUT      Sole                     495000
MEMC ELECTR MATLS INC           COM                552715104      3416      263550   SH             Sole                     263550
MOLEX INC                       CL A               608554200      4742      229800   SH             Sole                     229800
NATIONAL OILWELL VARCO INC      CALL               637071101      7956      100000   SH    CALL     Sole                     100000
NCI BUILDING SYS INC            COM NEW            628852204       208       16400   SH             Sole                      16400
NUCOR CORP                      COM                670346105      8284      180000   SH             Sole                     180000
PATRIOT COAL CORP               COM                70336T104      1075       41600   SH             Sole                      41600
PILGRIMS PRIDE CORP NEW         COM                72147K108      8572     1111810   SH             Sole                    1111810
PILGRIMS PRIDE CORP NEW         CALL               72147K108      3144      407800   SH    CALL     Sole                     407800
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD     73936B408      6557      191550   SH             Sole                     191550
SEABOARD CORP                   COM                811543107      1723         714   SH             Sole                        714
SMITHFIELD FOODS INC            CALL               832248108     19385      805700   SH    CALL     Sole                     805700
STEEL DYNAMICS INC              COM                858119100      2203      117349   SH             Sole                     117349
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR      874039100     30192     2459824   SH             Sole                    2459824
TYSON FOODS INC                 CL A               902494103     15663      816200   SH             Sole                     816200
TYSON FOODS INC                 CALL               902494103     44578     2323000   SH    CALL     Sole                    2323000
UNITED MICROELECTRONICS CORP    SPON ADR NEW       910873405       348      125000   SH             Sole                     125000
VIMPELCOM LTD                   SPONSORED ADR      92719A106      3036      215000   SH             Sole                     215000